Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
	December 31,
	2019	2018
Other receivables	$844,173	$557,401
Deposits	2,564,531	1,402,522
Total other current assets	$3,408,704	$1,959,923